Restricted cash (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of restricted cash

	December 31, 2024	December 31, 2023

Agreement with the São Paulo Municipal Government (i)	27,502	47,749
Agreement with the São Paulo Municipal Government (ii)	4,544
Brazilian Federal Savings Bank – escrow deposits	235	365
Other	5,434	6,830
	37,715	54,944

(i)	Refers to the amount deducted from the transfer of 7.5% of the revenue earned in the municipality to the Municipal Fund for Environmental Sanitation and Infrastructure, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with São Paulo Municipal Government (PMSP).

(ii)	Amount deducted from the percentage transfer of the revenue earned in the Municipality to FMSAI, due to eventual amounts unpaid by direct management bodies, foundations, and government agencies, as established in the agreement entered into with URAE-1, referring to the São Paulo Municipal Government (PMSP).